COMMITMENTS AND CONTINGENCIES (Details 2)				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Minimum Service Fees USD ($)	Dec. 31, 2014 Minimum Service Fees CNY
Minimum Service Fees
Option one of amount of annual minimum service fee				$ 100,000	620,460
Amount as multiplier of sales office in CENTURY 21 franchise network, as option two to determine annual minimum service fee				500	3,102
Future minimum service fees
2014					620,000
2015					620,000
2016					620,000
2017					620,000
2018					620,000
Thereafter					3,257,000
Total					6,357,000
Contingent consideration payable	900,000	5,600,000
Long-term deposits payable	$ 1,681,000	10,430,000	10,582,000